Intangible Assets (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 5,282,000	$ 5,282,000	$ 5,282,000
Accumulated Amortization	(2,139,663)	(1,557,534)	(238,028)
Net Carrying Amount	3,142,337	3,724,466	5,043,972
Trade Name [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,622,000	2,622,000	2,622,000
Accumulated Amortization	(717,922)	(436,996)	(62,428)
Net Carrying Amount	$ 1,904,078	$ 2,185,004	$ 2,559,572
Useful Lives	7 years	7 years	7 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 2,008,000	$ 2,008,000	$ 2,008,000
Accumulated Amortization	(769,741)	(468,538)	(66,934)
Net Carrying Amount	$ 1,238,259	$ 1,539,462	$ 1,941,066
Useful Lives	5 years	5 years	5 years
eBay Reputation Relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 369,000	$ 369,000	$ 369,000
Accumulated Amortization	(369,000)	(369,000)	(61,500)
Net Carrying Amount			$ 307,500
Useful Lives	1 year	1 year	1 year
Non-Compete Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 283,000	$ 283,000	$ 283,000
Accumulated Amortization	(283,000)	(283,000)	(47,166)
Net Carrying Amount			$ 235,834
Useful Lives	1 year	1 year	1 year